Schedule of Investments
October 31, 2024 (unaudited)
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.46%

Advertising Agencies - 2.46%
National CineMedia, Inc. (2)	10,795	77,616
Quinstreet, Inc. (2)	8,350	175,350

		252,966

Apparel Retailers - 1.79%
Boot Barn Holdings, Inc. (2)	1,480	184,334

Auto Parts - 1.54%
Douglas Dynamics, Inc. (2)	6,965	157,757

Banks - 2.59%
Metropolitan Bank Holding Corp. (2)	4,965	265,628

Beverages - Non-Alcoholic - 1.80%
The Vita Coco Co., Inc. (2)	6,230	184,470

Biotechnology - 7.56%
ANI Pharmaceuticals, Inc. (2)	7,596	434,833
Ligand Pharmaceuticals, Inc. (2)	3,230	341,411

		776,244

Crude Petroleum and Natural Gas - 2.11%
Evolution Petroleum Corp.	42,040	216,506

Electrical Components - 3.00%
NVE Corp.	4,093	308,489

Electric Utilities - 2.95%
Excelerate Energy, Inc	12,709	303,491

Electronic Equipment: Gauges and Meters - 2.95%
Mesa Laboratories, Inc.	2,656	302,890

Farm Products - 2.92%
Vital Farms, Inc. (2)	8,660	300,329

Home Construction - 1.44%
Green Brick Partners, Inc. (2)	2,140	147,681

Medical Care Facilities - 1.87%
Pennant Group, Inc. (2)	6,010	192,140

Medical Equipment - 15.39%
BioLife Solutions, Inc. (2)	13,275	310,635
InfuSystem Holdings, Inc. (2)	29,636	183,447
iRadimed Corp.	9,615	473,731
LeMaitre Vascular, Inc.	6,942	613,603

		1,581,416

Medical Supplies - 6.63%
UFP Technologies, Inc. (2)	1,760	469,920
Utah Medical Products, Inc.	3,330	211,055

		680,975

Oil and Gas Field Services, NEC - 4.23%
Aris Water Solutions, Inc. Class A	26,309	434,099

Oil and Gas Field Services, NEC - 1.01%
Select Water Solutions, Inc. (2)	9,765	103,509

Packaging & Containers - 1.59%
Karat Packaging, Inc.	6,119	163,377

Restaurants and Bars - 4.17%
Kura Sushi USA, Inc. Class A (2)	4,294	428,627

Services-Membership Sports & Recreation Clubs - 5.14%
OneSpaWorld Holdings Ltd. (2)	30,185	528,539

State Commercial Banks - 6.75%
Business First Bancshares, Inc.	14,425	377,791
Triumph Financial, Inc. (2)	3,572	315,658

		693,448

Software - 7.77%
Mitek Systems, Inc. (2)	29,165	250,527
PDF Solutions, Inc. (2)	10,870	307,838
Simulations Plus, Inc.	8,825	240,217

		798,582

Specialty Retailers - 1.16%
America's Car-Mart, Inc. (2)	3,042	118,760

Transaction Processing Services - 6.65%
I3 Verticals, Inc. Class A (2)	19,076	438,557
Repay Holdings Corp. Class A (2)	30,799	245,006

		683,563

Total Common Stocks	(Cost $ 9,272,711)	9,807,822

Short-Term Investment - 3.86%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 4.47% (3)	396,681	396,681

Total Short-Term Investment	(Cost $ 396,681)	396,681

Total Investments - 99.32%	(Cost $ 9,669,392)	10,204,503

Other Assets In Excess of Liabilities - 0.68%		69,758

Total Net Assets - 100.00%		10,274,261

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$10,204,503	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,204,503	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2024.